Discontinued Operations - Additional Information (Details) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Accumulated other comprehensive income transfer related to separation	$ 3,813